Financial Instruments - Disclosure Details of Private Equity Funds Non-current Financial Assets at Fair Value through Profit or (Loss) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Non-current financial assets at fair value through profit or loss	R$ 31,596	R$ 24,164
Private equity funds [Member]
Disclosure of financial assets [line items]
Non-current financial assets at fair value through profit or loss	31,596	24,164
Vinci Capital Partners Three Feeder FIP Multiestratgia [Member] | Private equity funds [Member]
Disclosure of financial assets [line items]
Non-current financial assets at fair value through profit or loss	768	590
Vinci Infra Coinvestimento I FIP Infraestrutura [Member] | Private equity funds [Member]
Disclosure of financial assets [line items]
Non-current financial assets at fair value through profit or loss	21,218	16,669
Vinci Infra Transmissao FIP Infraestrutura [Member] | Private equity funds [Member]
Disclosure of financial assets [line items]
Non-current financial assets at fair value through profit or loss	6,128	4,875
Nordeste III FIP Multiestrategia [Member] | Private equity funds [Member]
Disclosure of financial assets [line items]
Non-current financial assets at fair value through profit or loss	2,652	R$ 2,030
Vinci Impacto Ret IV FIP Multiestrategia [Member] | Private equity funds [Member]
Disclosure of financial assets [line items]
Non-current financial assets at fair value through profit or loss	R$ 830